Document and Entity Information	Aug. 06, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Entity Registrant Name	Aris Water Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40955
Entity Tax Identification Number	87-1022110
Entity Address, Address Line One	9651 Katy Freeway
Entity Address, Adress Line Two	Suite 400
Entity Address, City or Town	Houston
Entity Address State Or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	832
Local Phone Number	304-7003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	ARIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865187
Amendment Flag	false